Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Pension Benefits [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member]	Jan. 14, 2011 CommScope, Inc. Retirement Savings Plan [Member] Predecessor [Member]	Dec. 31, 2013 CommScope, Inc. Retirement Savings Plan [Member] Successor [Member]	Dec. 31, 2012 CommScope, Inc. Retirement Savings Plan [Member] Successor [Member]	Dec. 31, 2011 CommScope, Inc. Retirement Savings Plan [Member] Successor [Member]	Dec. 31, 2013 Deferred Compensation Plans [Member]	Dec. 31, 2013 Deferred Compensation Plans [Member] Minimum [Member]	Dec. 31, 2013 Deferred Compensation Plans [Member] Maximum [Member]	Dec. 31, 2013 Supplemental Executive Retirement Plans [Member]	Dec. 31, 2012 Supplemental Executive Retirement Plans [Member]	Jan. 14, 2011 Supplemental Executive Retirement Plans [Member] Predecessor [Member]	Dec. 31, 2013 Supplemental Executive Retirement Plans [Member] Successor [Member]	Dec. 31, 2012 Supplemental Executive Retirement Plans [Member] Successor [Member]	Dec. 31, 2011 Supplemental Executive Retirement Plans [Member] Successor [Member]	Mar. 31, 2014 Pension and Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current contribution amount						$ 20,200,000	$ 18,900,000	$ 19,800,000										$ 1,000,000
Additional contribution amount for remaining fiscal period																		18,300,000
Company issued common stock valued					100,000
Salary and bonus percentage to defer under the plan											90.00%
Annual installments period										2 years	10 years
DCP liability									1,200,000
Company recognized pretax costs														100,000	1,800,000	1,800,000	1,400,000
Accrued liability, included in other noncurrent liabilities												12,700,000	11,000,000
Foreign plans represented pension benefit obligation	45.00%	40.00%
Foreign plans represented pension plans' assets	49.00%	49.00%
Company's defined benefit pension plans	276,087,000	269,048,000
Health care cost trend rates	One-percentage-point
Company expects to contribute to defined benefit pension plans			$ 20,900,000	$ 3,400,000